Expense Example {- Fidelity Environmental Bond Fund} - NF_08.31 Fidelity Environmental Bond Fund AMCIZ Pro-01 - Fidelity Environmental Bond Fund	Jun. 09, 2021 USD ($)
Fidelity Environmental Bond Fund-Class A
Expense Example:
1 year	$ 471
3 years	621
Fidelity Environmental Bond Fund-Class M
Expense Example:
1 year	471
3 years	621
Fidelity Environmental Bond Fund-Class C
Expense Example:
1 year	250
3 years	565
Fidelity Environmental Bond Fund-Class I Advisor
Expense Example:
1 year	48
3 years	151
Fidelity Environmental Bond Fund-Class Z
Expense Example:
1 year	37
3 years	$ 122